Subordinated Notes and Debentures (Summary of Subordinated Notes and Debentures) (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Jul. 25, 2024	Oct. 31, 2023
Disclosure of detailed information about borrowings [line items]
Subordinated notes and debentures	$ 11,473		$ 9,620
9.150% subordinated notes due May 26, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	May 26, 2025
Interest rate (%)	9.15%
Subordinated notes and debentures	$ 200		196
3.224% subordinated debentures due July 25, 2029 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	July 25, 2029
Interest rate (%)	3.224%	3.224%
Reset spread (%)	1.25%
Earliest par redemption date	Jul. 25, 2024
Subordinated notes and debentures	$ 0		1,513
3.105% Subordinated Debentures due April 22, 2030 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	April 22, 2030
Interest rate (%)	3.105%
Reset spread (%)	2.16%
Earliest par redemption date	Apr. 22, 2025
Subordinated notes and debentures	$ 2,989		3,005
4.859% subordinated debentures due March 4, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	March 4, 2031
Interest rate (%)	4.859%
Reset spread (%)	3.49%
Earliest par redemption date	Mar. 04, 2026
Subordinated notes and debentures	$ 1,257		1,246
3.625% subordinated debentures due September 15, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	September 15, 2031
Interest rate (%)	3.625%
Reset spread (%)	2.205%
Earliest par redemption date	Sep. 15, 2026
Subordinated notes and debentures	$ 2,045		2,018
3.060% Subordinated Debentures due January 26, 2032 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	January 26, 2032
Interest rate (%)	3.06%
Reset spread (%)	1.33%
Earliest par redemption date	Jan. 26, 2027
Subordinated notes and debentures	$ 1,637		1,642
5.177% Subordinated Debentures due April 9, 2034 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	April 9, 2034
Interest rate (%)	5.177%
Reset spread (%)	1.53%
Earliest par redemption date	Apr. 09, 2029
Subordinated notes and debentures	$ 1,803		0
5.146% Subordinated Debentures due Septemeber 10, 2034 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	September 10, 2034
Interest rate (%)	5.146%
Reset spread (%)	1.50%
Earliest par redemption date	Sep. 10, 2029
Subordinated notes and debentures	$ 1,359		0
1.601% Subordinated Debentures due October 30, 2034 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	October 30, 2034
Interest rate (%)	1.601%
Reset spread (%)	1.032%
Earliest par redemption date	Oct. 30, 2029
Subordinated notes and debentures	$ 183		$ 0